Borrowings	12 Months Ended
Dec. 31, 2018
Long-Term Debt [Abstract]
Borrowings

NOTE 8: BORROWINGS

Borrowings consist of the following:

Navios Containers credit facilities	December 31, 2018	December 31, 2017
ABN AMRO Bank N.V. $40 million facility	$ —	$32,500
ABN AMRO Bank N.V. $71 million facility	—	70,160
ABN AMRO Bank N.V. $50 million facility	50,000	—
BNP Paribas $24 million facility	29,464	18,000
BNP Paribas $25 million facility	23,611	—
HSH $36 million facility	32,000	—

Total loans	$135,075	$120,660
Financial liability	87,530	—
Total borrowings	$222,605	$120,660

Total borrowings	December 31, 2018	December 31, 2017
Total borrowings	$222,605	$120,660
Less: current portion of long-term debt	(27,626)	(42,499)
Less: current portion financial liability	(7,665)	—
Less: Deferred financing costs	(3,644)	(1,627)

Total long-term borrowings, net	$183,670	$76,534

ABN AMRO BANK N.V Facilities: On June 29, 2017, the Company entered into a facility agreement with ABN AMRO BANK N.V. (“ABN AMRO”) for an amount of up to $40,000 (divided in three tranches of up to $34,320, $3,180 and $2,500, respectively) to finance part of the purchase price of seven containerships. Pursuant to the supplemental agreement, dated June 29, 2018, the loan bore interest at a rate of LIBOR plus 400 basis points. The facility was repaid in full on November 09, 2018.  As of December 31, 2018, there was no outstanding amount under this facility.

On July 27, 2017, the Company entered into a facility agreement with ABN AMRO for an amount of up to $21,000 to finance part of the purchase price of seven containerships. This loan bears interest at a rate of LIBOR plus 400 basis points. The Company has drawn the entire amount under this loan, within the third quarter of 2017, net of the loan’s discount of $315. On December 1, 2017 the Company extended the facility dated July 27, 2017, for an additional amount of $50,000 to finance part of the purchase price of four containerships. Pursuant to the supplemental agreement dated June 29, 2018 the additional loan bears interest at a rate of LIBOR plus 400 basis points. The Company had drawn the entire amount under the additional loan, within the fourth quarter of 2017, net of the loan’s discount of $625.  On December 06, 2018, Navios Containers LP refinanced the July 27, 2017 credit facility. As of December 31, 2018, there was no outstanding amount under this facility.

On December 03, 2018, the Company entered into a facility agreement with ABN AMRO for an amount of up to $50,000 divided in two tranches: (i) the first tranche is for an amount of up to $41,200 in order to refinance the outstanding debt of four containerships and to partially finance the acquisition of one containership and (ii) the second tranche is for an amount of up to $8,800 in order to partially finance the acquisition of one containership.  This loan bears interest at a rate of LIBOR plus 350 basis points.  As of December 31, 2018, the company has drawn $50,000 under this facility, net of the loan’s discount of $500.  As of December 31, 2018, the outstanding loan amount was $50,000 and is repayable in 16 consecutive quarterly installments, the first four in the amount of $4,000, the fifth in the amount of $3,375 and the subsequent 11 installments each in the amount of $1,650 along with a final balloon payment of $12,475 payable together with the last installment due in December 2022.

BNP Paribas Facilities: On December 20, 2017, the Company entered into a facility agreement with BNP Paribas for an amount of up to $24,000 (divided in four tranches of up to $6,000 each) to finance part of the purchase price of four containerships. This loan bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2018, the Company had drawn $24,000 under this facility, net of the loan’s discount of $300. As of December 31, 2018, the outstanding loan amount of the three tranches under this facility was $15,428 and is repayable in 16 equal consecutive quarterly installments, each in the amount of $642.9 along with a final balloon payment of $5,142 payable together with the last installment, falling due on December 22, 2022. The outstanding loan amount of the fourth tranche is $5,357 and is repayable in 17 equal consecutive quarterly installments each in the amount of $214.3 along with a final balloon payment of $1,714 payable together with the last installment on February 28, 2023.

In September 2018, the Company entered into a facility agreement with BNP Paribas to extend the facility dated December 20, 2017, for an additional amount of $9,000 to partially finance the purchase price of one containership. The Company drew the entire amount, net of the loan’s discount of $103.5, on September 7, 2018. As of December 31, 2018, the outstanding loan amount of the additional tranche is $8,679 and is  repayable in 19 quarterly consecutive installments of $321.5 each plus a balloon installment of $2,570 payable together with the last installment. The additional tranche matures in September 2023 and bears interest at a rate of LIBOR plus 300 basis points per annum.

On May 25, 2018, the Company entered into a facility agreement with BNP Paribas for an amount of up to $25,000, to finance part of the purchase price of one containership. This loan bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2018, the Company had drawn $25,000 under this facility, net of the loan’s discount of $300. As of December 31, 2018, the outstanding loan amount under this facility was $23,611 and is repayable in 18 equal consecutive quarterly installments, each in the amount of $694.5 along with a final balloon payment of $11,110 payable together with the last installment due in May 2023.

HSH Nordbank AG and Alpha Bank A.E.: On June 28, 2018, the Company entered into a facility agreement with HSH Nordbank AG and Alpha Bank A.E. for an amount of up to $36,000 to finance part of the purchase price of two containerships. This loan bears interest at a rate of LIBOR plus 325 basis points. As of December 31, 2018, the Company has drawn $36,000 under this facility, net of the loan’s discount of $270. As of December 31, 2018, the outstanding loan amount under this facility was $32,000 and is repayable in 14 consecutive quarterly installments in an amount of $1,200 each together with a final balloon payment of $15,200 payable together with the last installment falling due in June 2022.

On November 9, 2018, the Company entered into a facility agreement with HSH Nordbank AG divided into four tranches of up to $31,800 each to finance part of the purchase price of up to four 10,000 TEU containerships. This loan bears interest at a rate of LIBOR plus 325 basis points and commitment fee of 0.75% per annum on the undrawn loan amount. Each tranche of the facility is repayable in 19 consecutive quarterly installments each in an amount of $678 together with a final balloon payment of $18,918 payable together with the last installment falling due in July 2023. No amount has been drawn under this facility as of December 31, 2018.

Financial Liability: On May 25, 2018, the Company entered into a $119,000 sale and leaseback transaction with Minsheng Financial Leasing Co. Ltd to refinance the outstanding balance of the existing facilities of 18 containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability.  On June 29, 2018 Navios Containers L.P. completed the sale and leaseback of the first six vessels for $37,500. On July 27, 2018 and on August 29, 2018 the Company completed the sale and leaseback of four additional vessels for $26,000. On November 9, 2018 the Company completed the sale and leaseback of four additional vessels for $26,700. The Company does not intend to proceed with the sale and leaseback transaction of the four remaining vessels. Navios Containers L.P. is obligated to make 60 monthly payments in respect of all 14 vessels of approximately $1,097 each. Navios Containers L.P. also has an obligation to purchase the vessels at the end of the fifth year for $45,100. As of December 31, 2018, the outstanding balance under the sale and leaseback transaction was $87,530.

Amounts drawn under the facilities are secured by first priority mortgages on the Company’s vessels. The credit facilities and sale and leaseback transaction contain a number of restrictive covenants that limit Navios Containers L.P. and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions other than on arm’s length terms; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of the Company’s vessels; acquiring any vessel or permitting any guarantor to acquire any further assets or make investments; purchasing or otherwise acquiring for value any units of its capital or declaring or paying any dividends; permitting any guarantor to form or acquire any subsidiaries. The majority of credit facilities and sale and leaseback transaction also require the vessels to comply with the ISM Code and ISPS Code and to maintain safety management certificates and documents of compliance at all times. Additionally, the facilities require compliance with certain financial covenants including maintenance covenants, such as loan-to-value ratio, minimum liquidity, net worth and ratio of liabilities to assets as defined in the credit facilities. It is an event of default under the credit facilities if such covenants are not complied with.

The Company’s credit facilities and sale and leaseback transaction also require compliance with a number of financial covenants, including: (i) maintain a value to loan ratio ranging from 120% to 125%; (ii) minimum free consolidated liquidity of $14,000 as at December 31, 2018 and equal to at least the product of $500 and the total number of vessels as defined in the Company’s credit facilities; (iii) maintain a ratio of liabilities-to-assets (as defined in the credit facilities) of less than 0.80 : 1.00; and (iv) maintain a minimum net worth of at least $75,000. Among other events, it will be an event of default under the credit facilities and sale and leaseback transaction if the financial covenants are not complied with.

In addition, it is a requirement under the credit facilities that Navios Holdings, Navios Partners, Angeliki Frangou and their respective affiliates collectively own at least 20% of the Company.

As of December 31, 2018, the Company was in compliance with all of the covenants under all of its credit facilities and sale and leaseback transaction.

The annualized weighted average interest rates of the Company’s total borrowings were 5.76% and 5.20% for the year ended December 31, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017, respectively.

For the year ended December 31, 2018 and for the period from April 28, 2017 to December 31, 2017, interest expense amounted to $10,187 and $1,863, respectively and is included under “Interest expense and finance cost” in the consolidated statements of income.

The maturity table below reflects the principal payments for the next five years of all borrowings of Navios Containers L.P. outstanding as of December 31, 2018 based on the repayment schedules of the respective loan facilities and financial liability (as described above).

Payment due by 12 month period ending	Amount in thousands of U.S. dollars
December 31, 2019	$36,431
December 31, 2020	29,258
December 31, 2021	28,066
December 31, 2022	59,049
December 31, 2023	69,801

Total	$222,605